Income Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current:
U.S.	$ (33)	$ (114)
Foreign	408	325
Total current	375	211
Deferred:
U.S.	(263)	(5)
Foreign	(67)	(33)
Total deferred	(330)	(38)
Provision for income taxes	$ 45	$ 173